Minimum Committed Revenue - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred charter revenue included in trade accounts receivables	$ 5,425	$ 0
Deferred charter revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred charter revenue included in trade accounts receivables	$ 5,400